LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 7,125	$ 12,064	$ 150
Contingent operating lease income	$ 1,638	(1,254)	$ 8,077
Operating leases - as lessor, last expiry date	2028-08
Amount of reduction in lease income as a result of the rent concession and uncollectible lease income		$ 3,913
Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Estimated Lease Term	40 years
Renewable contract term	10 years
Initial contract term (in years)	25 years